Mineral Stream Interests - Classification of Mining Interest (Detail) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	$ 1,003,417	$ 1,044,132
Non-Depletable	891,238	1,036,556
Total	1,894,655	2,080,688
Silver interests [member] | San Dimas [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable		38,110
Non-Depletable		96,752
Total		134,862
Silver interests [member] | Penasquito [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	290,524	293,968
Non-Depletable	104,528	109,282
Total	395,052	403,250
Silver interests [member] | Antamina [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	376,581	380,738
Non-Depletable	356,398	376,900
Total	732,979	757,638
Silver interests [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	239,525	240,950
Non-Depletable	15,248	20,853
Total	254,773	261,803
Silver interests [member] | Other silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	96,787	90,366
Non-Depletable	415,064	432,769
Total	511,851	523,135
Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	2,788,468	2,683,804
Non-Depletable	709,345	658,785
Total	3,497,813	3,342,589
Gold interests [member] | Sudbury [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	313,944	315,421
Non-Depletable	58,422	64,567
Total	372,366	379,988
Gold interests [member] | Salobo [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	2,225,545	2,224,133
Non-Depletable	534,769	584,599
Total	2,760,314	2,808,732
Gold interests [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	110,881	112,432
Non-Depletable	9,144	9,619
Total	120,025	122,051
Gold interests [member] | San Dimas [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	111,148
Non-Depletable	107,010
Total	218,158
Gold interests [member] | Other gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	26,950	31,818
Total	26,950	31,818
Cobalt Interests [member] | Voisey's Bay [member]
Disclosure Of Mineral Stream Interests [line items]
Non-Depletable	393,327
Total	393,327
Mineral Stream Interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	3,791,885	3,727,936
Non-Depletable	1,993,910	1,695,341
Total	$ 5,785,795	$ 5,423,277